Prima facie tax reconciliation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Major components of tax expense (income) [abstract]
Profit before taxation	$ 18,049	$ 5,279
Deduct: share of profit after tax of equity accounted units	(556)	(198)
Add back: impairment of investments in equity accounted units	0	119
Parent companies' and subsidiaries' profit before tax	$ 17,493	$ 5,200
Applicable tax rate	19.00%	19.00%
Prima facie tax payable at UK rate of 19% (2020: 19%)	$ 3,324	$ 988
Higher rate of taxation on Australian underlying earnings	1,609	707
Impact of items excluded in arriving at underlying earnings:
– Impairment charges	0	92
– Exchange and gains/losses on derivatives	(34)	18
– Losses from increases to closure estimates (non-operating and fully impaired sites)	(9)	(21)
Other tax rates applicable outside the UK and Australia on underlying earnings	77	(79)
Amounts under/(over) provided in prior years	43	(6)
Recognition of previously unrecognised deferred tax assets	(77)	0
Write-down of previously recognised deferred tax assets	8	12
Other items	40	117
Total taxation charge	4,981	1,828
Income tax on share of profit of equity accounted units	$ (318)	(111)
Income tax credit on impairment of equity accounted units		$ 29